Fair Value Measurement - Significant Change In Fair Value Measurement Of Assets And Liabilities (Details) € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	€ 1,659,698
Assets at end of period	2,071,577
Level 3
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	339
Additions	3,279
Assets at end of period	3,618
Financial Assets - Investments FVTPL | Level 3
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	339
Additions	97
Assets at end of period	436
Non-current secured notes at FVTPL | Level 3
Disclosure of fair value measurement of assets [line items]
Additions	3,182
Assets at end of period	€ 3,182